Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 10,977	$ 11,156
Acquisitions	81
Dispositions	(8)	(2)
Currency translations	87	(177)
Ending balance	11,137	10,977
Canadian Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,527	2,527
Acquisitions	1
Ending balance	2,528	2,527
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,694	1,771
Currency translations	35	(77)
Ending balance	1,729	1,694
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	576	582
Currency translations	3	(6)
Ending balance	579	576
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,006	1,963
Currency translations	(20)	43
Ending balance	1,986	2,006
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,745	2,854
Acquisitions	80
Dispositions	(8)	(2)
Currency translations	53	(107)
Ending balance	2,870	2,745
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	120	115
Currency translations	(2)	5
Ending balance	118	120
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Investor & Treasury Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	148	148
Ending balance	148	148
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,049	1,084
Currency translations	18	(35)
Ending balance	$ 1,067	$ 1,049